SEGMENT INFORMATION - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	4
Member co-share amounts and government subsidies	$ 13,400	$ 12,300	$ 9,700
Depreciation and amortization classified as benefit expense	$ 111	$ 92	$ 116
Percentage of total premium and services revenues derived from contracts with the federal government	75.00%	73.00%	73.00%
Premiums reduction, write off of risk corridor receivables	$ 583
Long-term insurance reserve strengthening expense	505
Premium deficiency reserve	$ 0	$ 176	$ 0